Subsequent Events (Details)				6 Months Ended
	Aug. 06, 2025 $ / shares shares	May 27, 2025 $ / shares shares	Jan. 22, 2025 USD ($) Buildings	Mar. 31, 2025 shares	Sep. 30, 2024 $ / shares
Subsequent Events [Line Items]
Number of buildings | Buildings			1
Sale price | $			$ 325,000
Price per share					$ 2
Board of Directors [Member] | Forecast [Member]
Subsequent Events [Line Items]
Number of shares grant aggregate of share-based awards | shares	440,000
Fair value of per share	$ 0.54
Officer [Member]
Subsequent Events [Line Items]
Shares issued | shares				220,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Sale of ordinary shares | shares		4,500,000
Par value per share		$ 0.0016
Aggregate of ordinary shares | shares		13,500,000
Price per share		$ 0.48
Warrant [Member] | Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Events [Line Items]
Price per share		$ 0.4